Operating Leases - Supplemental Cash Flow Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplemental disclosure of cash flow information
Operating cash flows from operating leases	¥ 389,696	¥ 322,857
Right-of-use assets obtained in exchange for lease liabilities: Operating leases	343,411	499,124
Right-of-use assets decreased due to operating lease modifications: Operating leases	¥ 48,558	¥ 168,380